SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 10 – SUBSEQUENT EVENTS

As discussed above in Note 4, in 2012 we completed two additional closings of the 2011 Equity PIPE. These closings were held on January 31, 2012, and February 24, 2012. In these closings, the Company issued 695,428 shares of our Series A Preferred Stock (“Preferred Stock”) at a price per share of $20.00 for total gross proceeds, before placement commissions and expenses, of $13,908,560. Each share of Series A Preferred Stock is convertible into 500 shares of Company Common Stock provided that such conversion rights are subject to sufficient available authorized shares of Company Common Stock, which the Company intends to accomplish through the amendment of its Certificate of Incorporation, or a reverse stock split, at the next meeting of stockholders. Investors also received warrants to purchase 86,928,500 shares of Company Common Stock. The warrants have an exercise price of $0.04 per share and are exercisable for five years.

As discussed above in Note 7, On January 30, 2012, TG Therapeutics exercised the License Option and entered into an exclusive license agreement with LFB Biotechnologies, GTC Biotherapeutics, and LFB/GTC LLC, all wholly-owned subsidiaries of LFB Group, relating to the development of ublituximab. Under the license agreement, we have acquired the exclusive worldwide rights (exclusive of France/Belgium) for the development and commercialization of TGTX-1101 (ublituximab). To date, we have made no payments to LFB Group and LFB Group is eligible to receive payments of up to an aggregate of approximately $31.0 million upon our successful achievement of certain clinical development, regulatory and sales milestones, in addition to royalty payments on net sales of ublituximab. The license will terminate on a country by country basis upon the expiration of the last licensed patent right or 15 years after the first commercial sale of a product in such country, unless the agreement is earlier terminated.

In connection with the license agreement, TG Therapeutics issued 7,368,000 shares of its common stock to LFB, and the Company agreed to contribute $15 million, less applicable fees and expenses associated with the financing, to TG Therapeutics to fund the development of ublituximab under the license agreement, in exchange for 7,500,000 shares of TG Therapeutics common stock.

In addition, in connection with the issuance of 7,368,000 TG Therapeutics shares, the Company and TG Therapeutics provided LFB Group, the option to, in its sole discretion, elect to convert all, and not less than all, of the TG Therapeutics’ shares into 828,900 shares of Manhattan’s Series A Preferred Stock, $0.001 par value per share. Each share of Manhattan preferred stock shall be convertible into 500 shares of Manhattan’s common stock, $0.001 par value per share, in accordance with the terms of the Series A Preferred Stock Certificate of Designation filed with the Secretary of State of the State of Delaware on December 29, 2011. In addition, should Manhattan have sufficient common stock authorized and available for issuance at the time the Purchaser elects to convert, then Purchaser will receive such number of shares of Manhattan Common Stock into which the Manhattan Preferred Stock is then convertible. This option may be exercised by LFB Group at any time within 60 days of the filing of Manhattan’s Annual Report on Form 10-K for the year ended December 31, 2011.

Furthermore, should LFB Group choose to exercise the option for Manhattan preferred stock, the Board of Directors of Manhattan shall appoint an individual designated by LFB Group to serve as a director of Manhattan until the next annual meeting of the stockholders and until his or her successor has been duly elected. Thereafter the Board of Manhattan shall nominate a designee named by LFB Group for election at each annual meeting of the stockholders until such time as LFB Group owns less than 10% of the outstanding Common Stock of Manhattan.